Summary of Significant Accounting Policies - Roll-Forward of Fair Value of Preferred Stock Warrant Liabilities Categorized as Level 3 (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Remeasurement of convertible preferred stock warrants	$ 559	$ (177)	$ 703	$ (398)
Convertible Preferred Stock Warrants
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning balance	2,865	$ 3,568	3,568
Remeasurement of convertible preferred stock warrants	(559)		(703)
Exercise of preferred stock warrants	(1,801)
Conversion of preferred stock warrants into common stock warrants at initial public offering	$ (505)
Ending balance			$ 2,865	$ 3,568